SCHEDULE II - PARENT COMPANY - Balance Sheet (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
ASSETS
Fixed maturities, AFS at fair value		$ 63,361,000,000	$ 78,216,000,000
Other equity investments	[1]	3,152,000,000	2,975,000,000
Other invested assets	[1]	3,885,000,000	3,592,000,000
Total investments		93,097,000,000	105,112,000,000
Cash and cash equivalents	[1]	4,281,000,000	5,188,000,000
Goodwill and other intangible assets, net		5,482,000,000	4,728,000,000
Other assets	[1]	4,033,000,000	3,609,000,000
Total Assets		252,702,000,000	295,688,000,000
LIABILITIES
Short-term debt		759,000,000	92,000,000
Long-term debt		3,322,000,000	3,839,000,000
Other liabilities	[1]	7,108,000,000	5,374,000,000
Total Liabilities		249,106,000,000	283,293,000,000
Equity attributable to Holdings:
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 508,418,442 and 520,918,331 shares issued, respectively; 365,081,940 and 391,290,224 shares outstanding, respectively		4,000,000	4,000,000
Additional paid-in capital		2,299,000,000	1,919,000,000
Treasury stock, at cost, 143,336,502 and 129,628,107 shares, respectively		(3,297,000,000)	(2,850,000,000)
Retained earnings		9,825,000,000	8,413,000,000
Accumulated other comprehensive income (loss)		(8,992,000,000)	1,303,000,000
Total equity attributable to Holdings		1,401,000,000	10,351,000,000
Total Liabilities, Redeemable Noncontrolling Interest and Equity		252,702,000,000	295,688,000,000
Fixed maturities available-for-sale, amortized cost		$ 72,991,000,000	$ 73,429,000,000
Preferred stock par value (in dollars per share)		$ 1	$ 1
Preferred stock, liquidation preference		$ 25,000	$ 25,000
Common stock par value (in dollars per share)		$ 0.01	$ 0.01
Common stock authorized (in shares)		2,000,000,000	2,000,000,000
Common stock issued (in shares)		508,418,442	520,918,331
Common stock outstanding (in shares)		365,081,940	391,290,224
Treasury stock (in shares)		143,336,502	129,628,107
Parent
ASSETS
Investment in consolidated subsidiaries		$ 2,652,000,000	$ 11,960,000,000
Fixed maturities, AFS at fair value		693,000,000	874,000,000
Other equity investments		139,000,000	92,000,000
Other invested assets		448,000,000	0
Total investments		3,932,000,000	12,926,000,000
Cash and cash equivalents		711,000,000	867,000,000
Goodwill and other intangible assets, net		1,242,000,000	1,255,000,000
Advances to Affiliate		990,000,000	755,000,000
Loans to affiliates		714,000,000	585,000,000
Current and deferred income taxes assets		541,000,000	600,000,000
Other assets		265,000,000	44,000,000
Total Assets		8,395,000,000	17,032,000,000
LIABILITIES
Short-term debt		520,000,000	0
Long-term debt		3,322,000,000	3,839,000,000
Employee benefits liabilities		777,000,000	853,000,000
Loans from affiliates		1,900,000,000	1,900,000,000
Payable to affiliates		394,000,000	48,000,000
Other liabilities		81,000,000	41,000,000
Total Liabilities		6,994,000,000	6,681,000,000
Equity attributable to Holdings:
Preferred stock and additional paid-in capital, par value $1.00 per share; $25,000 liquidation preference		1,562,000,000	1,562,000,000
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 508,418,442 and 520,918,331 shares issued, respectively; 365,081,940 and 391,290,224 shares outstanding, respectively		4,000,000	4,000,000
Additional paid-in capital		2,299,000,000	1,919,000,000
Treasury stock, at cost, 143,336,502 and 129,628,107 shares, respectively		(3,297,000,000)	(2,850,000,000)
Retained earnings		9,825,000,000	8,413,000,000
Accumulated other comprehensive income (loss)		(8,992,000,000)	1,303,000,000
Total equity attributable to Holdings		1,401,000,000	10,351,000,000
Total Liabilities, Redeemable Noncontrolling Interest and Equity		8,395,000,000	17,032,000,000
Fixed maturities available-for-sale, amortized cost		$ 737,000,000	$ 884,000,000
Preferred stock par value (in dollars per share)		$ 1	$ 1
Preferred stock, liquidation preference		$ 25,000	$ 25,000
Common stock par value (in dollars per share)		$ 0.01	$ 0.01
Common stock authorized (in shares)		2,000,000,000	2,000,000,000
Common stock issued (in shares)		508,418,442	520,918,331
Common stock outstanding (in shares)		365,081,940	391,290,224
Treasury stock (in shares)		143,336,502	129,628,107

[1]	See Note 2 of the Notes to these Consolidated Financial Statements for details of balances with VIEs.